ING PARTNERS, INC.

                         SUPPLEMENT DATED MAY 13, 2003
              TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 2003

The information in this Supplement updates and amends certain information contained in the May 1, 2003 SAI of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the SAI.

          -----------------------------------------------------------

Laurie M. Tillinghast resigned as Director and President of the Fund and was elected Vice President of the Fund, effective May 7, 2003. James M. Hennessy was elected President of the Fund, effective May 7, 2003. As a result, the following changes have been made to the Fund's SAI:

THE TABLE FOUND UNDER THE HEADING "MANAGEMENT OF THE FUND" HAS BEEN REPLACED WITH THE FOLLOWING:

                            MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.




-------------------------------------------------------------------------------------------------------------------------------
                        TERM OF OFFICE 1/
NAME, ADDRESS           AND LENGTH OF     POSITION(S)           PRINCIPAL OCCUPATION(S)         NUMBER          OTHER
AND AGE                 TIME SERVED       HELD WITH             DURING PAST FIVE YEARS          OF              DIRECTOR-
                                          FUND                                                  PORTFOLIOS      SHIPS HELD
                                                                                                OVERSEEN
-------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED
DIRECTORS:
-------------------------------------------------------------------------------------------------------------------------------
John V. Boyer           Indefinite;       Director              Executive Director, The Mark    21              None
63 Penn Drive           Since 11/26/1997                        Twain House Museum, 1989 to
West Hartford,                                                  present.
Connecticut
Age: 49
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Johnson      Indefinite;       Director              Retired for more than five      21              None
24 Sulgrave Road        Since 11/26/1997                        years.
West Hartford,
Connecticut
Age: 67
-------------------------------------------------------------------------------------------------------------------------------
Patrick Kenny*          Indefinite;       Director              Senior Vice President, SS&C     21              None
33 Fulton Place         Since 03/05/2002                        Technologies, November 1995
West Hartford,                                                  to May 1998; Executive Vice
Connecticut                                                     President, Frontier
Age: 60                                                         Insurance Group, Inc.,
                                                                September 1998 to March 2001;
                                                                President and Chief Executive
                                                                Officer, International
                                                                Insurance Society, June 2001
                                                                to present.
-------------------------------------------------------------------------------------------------------------------------------





----------------------
1/Each Director holds office for an indefinite term until the earliest of the election and qualification of his or her successor or the date the Director resigns or dies.  The officers of the Fund are elected by the Board of
  Directors and, subject to the earlier termination of office, each officer holds office for the term of one year and until his or her successor is elected and qualified.
* Ewald Kist, Chairman of the Executive Board for ING Groep, N.V., ING Life
  Insurance and Annuity Company's ultimate parent company (through six tiers of subsidiary entities), sits on the board of directors for the International
  Insurance Society.


-------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
James M. Hennessy       Indefinite;       President             President, Chief Executive
7337 E. Doubletree      Since 05/07/2003                        Officer and Chief Operating
Ranch Rd.                                                       Officer March 2002 - Present
Scottsdale, Arizona                                             (For the ING Funds), February
Age: 54                                                         2001 - March 2002 (For the
                                                                Pilgrim Funds), Chief Operating
                                                                Officer June 2000 - February
                                                                2001 (For the Pilgrim Funds);
                                                                President and Chief Executive
                                                                Officer, ING Capital Corporation,
                                                                LLC, ING Funds Services, LLC,
                                                                ING Advisors, Inc., ING
                                                                Investments, LLC, Lexington
                                                                Funds Distributor, Inc., Express
                                                                America T.C., Inc. and EAMC
                                                                Liquidation Corp. (December 2001-
                                                                Present); Executive Vice President
                                                                and Chief Operating Officer and
                                                                ING Funds Distributor, LLC (June
                                                                2000 - Present). Formerly,
                                                                Executive Vice President and Chief
                                                                Operating Officer, ING
                                                                Quantitative Management, Inc.
                                                                (October 2001 - September 2002),
                                                                Senior Executive Vice President
                                                                (June 2000 - December 2000) and
                                                                Secretary (April 1995 - December
                                                                2000), ING Capital Corporation,
                                                                LLC, ING Funds Services, LLC, ING
                                                                Investments, LLC, ING Advisors,
                                                                Inc., Express America T.C., Inc.
                                                                and EAMC Liquidation Corp.;
                                                                Executive Vice President, ING
                                                                Capital Corporation, LLC and its
                                                                affiliates (May 1998 - June 2000);
                                                                and Senior Vice President, ING
                                                                Capital Corporation, LLC and its
                                                                affiliates (April 1995 - April
                                                                1998).
-----------------------------------------------------------------------------------------------------------------------------
Laurie M. Tillinghast   Indefinite;       Vice President        Vice President, ING Life Insurance
151 Farmington Avenue   Since 05/07/2003                        and Annuity Company, 1998 to
Hartford, Connecticut                                           present; Vice President, Aetna
Age: 50                                                         Retirement Services, Fund Strategy
                                                                and Management, 1995 to 1998.
                                                                Formerly, Director and President,
                                                                ING Partners, Inc. (November 1997 -
                                                                May 2003).
-----------------------------------------------------------------------------------------------------------------------------
Michael J. Roland       Indefinite;       Chief Financial       Executive Vice President, Treasurer
7337 E. Doubletree      Since 12/01/2002  Officer and           and Chief Financial Officer of ING
Ranch Road                                Treasurer             Capital Corporation and its
Scottsdale, Arizona                                             subsidiaries, June 1998 to present;
Age: 43                                                         Chief Financial Officer, Endeavor
                                                                Group and Endeavor Investment
                                                                Advisors, April 1997 to June 1998.
-----------------------------------------------------------------------------------------------------------------------------
Todd Modic              Indefinite;       Assistant             Assistant Vice President and
7337 E. Doubletree      Since 02/05/03    Treasurer             Director of Financial Reporting of
Ranch Road                                                      ING Investments, LLC, March 2001 to
Scottsdale, Arizona                                             present; Director of Financial
Age: 34                                                         Reporting, Axient Communications,
                                                                Inc., May 2000 to January 2001;
                                                                Director of Finance, Rural/Metro
                                                                Corporation, March 1995 to May 2000.
-----------------------------------------------------------------------------------------------------------------------------
Jeffrey J. Gaboury      Indefinite;       Assistant             Director, Reporting and Compliance,
200 Clarendon Street    Since 05/12/1999  Treasurer             Investors Bank & Trust Company, 1996
Boston, Massachusetts                                           to present.
Age: 34
-----------------------------------------------------------------------------------------------------------------------------
Susan C. Mosher         Indefinite;       Secretary             Senior Director, Legal
200 Clarendon Street    Since 11/26/1997                        Administration, Investors Bank &
Boston, Massachusetts                                           Trust Company, 1995 to present.
Age: 48
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Jacqueline Salamon      Indefinite;       Assistant             Compliance Officer, ING Life
151 Farmington Avenue   Since 08/09/2002  Secretary             Insurance and Annuity Company,
Hartford, Connecticut                                           1996 to present and ING
Age: 40                                                         Partners, Inc., 1999 to present.
-----------------------------------------------------------------------------------------------------------------------------
John M. DelPrete        Indefinite;       Assistant             Senior Associate Counsel, Legal
200 Clarendon Street    Since 08/09/2002  Secretary             Administration, Investors Bank &
Boston, Massachusetts                                           Trust Company, 1997 to present.
Age: 34
-----------------------------------------------------------------------------------------------------------------------------
Members of the Board of Directors who are not affiliated with ILIAC or its affiliates are entitled to receive an annual retainer of $25,000 for service on the Board. In addition, each such member will receive a fee of $3,125 per meeting for each regularly scheduled Board meeting; $3,125  for each in-person
Contract Committee meeting; $3,125  for each in-person Special Board  meeting;
and $1,875 for each in-person committee meeting, other than a Contract
Committee meeting, on any day on which a regular board meeting is not scheduled.
A Committee Chairperson fee of $1,875 will be paid annually to the Chairperson of each of the Valuation, Audit, Investment Review and Contract Committees. All
of the  above fees  are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.


     --------------------------------------------------------------------

THE TABLE FOUND UNDER THE HEADING "OWNERSHIP OF PORTFOLIO SHARES" HAS BEEN REPLACED WITH THE FOLLOWING:

                         OWNERSHIP OF PORTFOLIO SHARES

THE FOLLOWING TABLE DESCRIBES EACH DIRECTOR'S OWNERSHIP OF EQUITY SECURITIES OF A PORTFOLIO OF THE FUND AND THE AGGREGATE HOLDINGS OF SHARES OF EQUITY SECURITIES OF ALL PORTFOLIOS OF THE FUND FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002.

-------------------------------------------------------------------------------

                        DOLLAR RANGE OF EQUITY        AGGREGATE DOLLAR RANGE OF
NAME OF DIRECTOR        SECURITIES IN EACH            EQUITY SECURITIES IN ALL
----------------        PORTFOLIO OF THE FUND         PORTFOLIOS OF THE FUND
                        ---------------------         ----------------------
-------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-------------------------------------------------------------------------------
John V. Boyer                   None                            None
-------------------------------------------------------------------------------
Richard A. Johnson              None                            None
-------------------------------------------------------------------------------
Patrick Kenny                   None                            None
-------------------------------------------------------------------------------
INTERESTED DIRECTOR
-------------------------------------------------------------------------------
Laurie M. Tillinghast*          None                            None
-------------------------------------------------------------------------------

*   Ms. Tillinghast resigned as an interested Director effective May 7, 2003.

          -----------------------------------------------------------

UNDER THE HEADING "DESCRIPTION OF SHARES" THE FOLLOWING TEXT HAS BEEN REMOVED:

Ms. Tillinghast, a Director of the Fund, may be considered to have an indirect interest in the operation of the 12b-1 Plan by virtue of her position as an officer of ILIAC, the parent company of the Distributor.

          -----------------------------------------------------------

UNDER THE HEADING "BROKERAGE ALLOCATION AND TRADING POLICIES" THE FOLLOWING TEXT HAS BEEN REVISED TO REFLECT THE SECURITY AND EXCHANGE COMMISSION'S AMENDMENT OF RULE 10F-3:

The Board of Directors also have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a Sub-adviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting the

Adviser or a Purchasing Portfolio's sub-adviser in connection with such underwritings. In addition, for underwritings where a Purchasing Portfolio's sub-adviser participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio(s) could purchase.

          -----------------------------------------------------------

UNDER THE HEADING "NET ASSET VALUE" THE FOLLOWING TEXT HAS BEEN REVISED TO REFLECT REVISIONS TO THE FUND'S VALUATION PROCEDURES:

Securities of the Portfolios are generally valued based on readily available market value calculations as determined under procedures established by the Board of Directors. Market values may be provided by independent pricing services that are authorized by the Board. The market values that are reported by authorized pricing services for equity securities traded on registered securities exchanges are based on the last sale price on the valuation day or, if there has been no sale that day, on the mean of the most recent bid and asked quotations on such valuation day on the exchange where the security is principally traded. If there are no such bid and asked quotations, the value shall be based on the most recent bid quotation on the exchange on the valuation day. The market values reported by authorized pricing services for securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are based on the NASDAQ Official Closing Price or, if there has been no sale that day, on the mean of the most recent bid and asked quotation on such valuation day. If there are no such bid and asked quotations the value of such security is based on the most recent bid quotation on the exchange on the valuation day. The market values reported by authorized pricing services for fixed income securities are based on the last sale price reported to the pricing service on the valuation day, except that, fixed income securities, maturing at par, that have a remaining maturity date of sixty days or less are valued at the amortized cost of such security. If no sale price is reported, the value may be based on the mean between the most recent bid and asked quotation on such valuation day. If there are no such bid and asked quotations available, the market value of such security may be the value supplied by the pricing service based on its fixed income security pricing methodology.

Securities for which market values are not obtained from an authorized pricing service may be valued based on the most recent sale price on the valuation day, or if there are no such sales, on the mean between the most recent bid and asked quotation on that day. If there are no such bid and asked quotations, the value may be determined based on the most recent bid quotation, the most recent asked quotation or the most recent settlement price, if applicable under the procedures established by the Board of Directors. Alternatively, securities may be valued based on the assessment of one or more market-makers in those securities.

When a market value is not readily available, including circumstances under which the Fund's Pricing Agent, in conjunction with the Fund's Pricing Committee, determines that a security's market price is not reliable, a portfolio security may be valued at its fair value, as determined under procedures established by the Board of Directors. Consequently, the impact of events that occur after the publication of market quotations used by a Portfolio to price its securities (for example, in foreign markets) but before the close of regular trading on the New York Stock Exchange may be reflected in a Portfolio's next determined NAV at the Pricing Committee's discretion. In making such a determination the Board has authorized the Pricing Committee to consider the nature and materiality of the event and any other relevant factors. The Board may authorize the use of one or more research services to assist with the determination of the fair value of foreign securities in connection with significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. The Pricing Committee is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate.

Because securities that are primarily listed on foreign exchanges may be traded on markets that are open on days when the Fund or Portfolio does not price its shares, the value of the Fund or Portfolio may change on days when you will not be able to purchase or sell your shares.